Other current and non-current assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current and non-current assets
8.	Other current and non-current assets
Other current assets

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Grant receivable	762	875
Prepaid expenses	3,781	2,389
Positive market value forward contract	—	914
Value added tax receivable	915	798
Other assets	950	787

Other current assets	6,408	5,763

The Group recognizes receivables for government grants when it is reasonably assured that the grant will be received, and all contractual conditions have been complied with. As of December 31, 2021, and 2020, no
receivables were considered impaired.

Prepaid

expenses include prepaid insurance expenses of €
1.3
 million and €
1.0
 million as of December
31
,
2021
and
2020
, respectively. The Group accrued €
0.7
 million and €
0.5
 million of incremental cost for the successful arrangement of the BMS and Genmab collaboration agreements as of December
31
,
2021
and
2020
, respectively. Additionally, prepaid expenses include expenses for licenses and software of €
0.5
 million and €
0.6
 million as of December
31
,
2021
and
2020
, respectively. Furthermore prepaid expenses include expenses for maintenance of €
0.8
 million and €
0.2
 million as of December
31
,
2021
and
2020
, respectively. The remaining amount is related to CRO expenses.
Other assets include receivables from capital gains tax of €
0.3
 million and €
0.4
 million as of December
31
,
2021
and
2020
, respectively. The remaining amount is mainly related to prepaid deposit expenses.
Other
non-current
assets

	As of
	December 31, 2021	December 31, 2020
	(Euros in thousands)
Prepaid expenses	636	724

Total non-current assets	636	724

Prepaid expenses consist of €0.3 million and €0.7 million of incremental cost paid for the successful arrangement of the BMS and Genmab collaboration agreements as of December 31, 2021 and 2020, respectively. The remaining amount is related to a long-term maintenance contract.